DERIVATIVE LIABILITY (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative, Gain on Derivative	$ 500	$ 200
Derivative Liability	$ 639	$ 1,177